Supplemental Financial Information - Financial Income (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Income Statement Elements [Abstract]
Interest income	$ 6	$ 3	$ 3
Interest expense	(227)	(158)	(214)
Total interest expense, net	(221)	(155)	(211)
Net gain (loss) on extinguishment of debt		(3)	(114)
Foreign exchange rate results	(193)	(246)	62
Change in fair value of the warrant liability	(31)	(2)
Miscellaneous financing costs/income, net	(84)	(4)	(11)
Total other financial income (expense)	(308)	(255)	(63)
Total	$ (529)	$ (410)	$ (274)